Financial Liabilities at Amortized Cost (Tables)	12 Months Ended
Dec. 31, 2022
Financial Liabilities at Amortized Cost [Abstract]
Schedule of financial liabilities at amortized cost
	2022	2021
	MCh$	MCh$

Current accounts and other demand deposits	13,592,155	18,542,791
Saving accounts and time deposits	14,358,987	9,140,006
Obligations by repurchase agreements and securities lending	216,264	95,009
Borrowings from financial institutions	5,397,676	4,861,865
Debt financial instruments issued	9,267,947	8,561,395
Other financial obligations	344,030	250,005
Total	43,177,059	41,451,071

Schedule of current accounts and other demand deposits
	2022	2021
	MCh$	MCh$
Current accounts	11,172,137	15,349,224
Other demand obligations	1,375,631	1,552,280
Demand deposits accounts	657,057	952,621
Other demand deposits	387,330	688,666
Total	13,592,155	18,542,791

Schedule of composition saving accounts and time deposits
	2022	2021
	MCh$	MCh$
Time deposits	13,723,090	8,319,165
Term savings accounts	407,746	448,257
Other term balances payable	228,151	372,584
Total	14,358,987	9,140,006

Schedule of repurchase agreements and securities lending
	Demand		Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 years and up to 5 years		Over 5 years		Total
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
	MCh	$MCh	$MCh	$MCh	$MCh	$MCh	$MCh	$MCh	$MCh	$MCh	$MCh	$MCh	$MCh	$MCh	$MCh	$MCh$
Instruments issued by the Chilean Governments and Central Bank of Chile
Central Bank bonds	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Central Bank promissory notes	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other instruments issued by the Chilean Government and Central Bank of Chile	—	—	7,340	351	—	—	—	—	—	—	—	—	—	—	7,340	351
Subtotal	—	—	7,340	351	—	—	—	—	—	—	—	—	—	—	7,340	351
Other Financial Instruments issued in Chile
Deposit promissory notes from domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Mortgage bonds from domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Bonds from domestic banks	—	—	35,139	—	—	—	—	—	—	—	—	—	—	—	35,139	—
Deposits in domestic banks	—	—	173,733	84,996	52	—	—	52	—	—	—	—	—	—	173,785	85,048
Bonds from other Chilean companies	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other instruments issued in Chile	—	—	—	2,320	—	4	—	—	—	—	—	—	—	—	—	2,324
Subtotal	—	—	208,872	87,316	52	4	—	52	—	—	—	—	—	—	208,924	87,372
Financial Instruments issued by Foreign Institutions
Instruments from foreign governments or central bank	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other instruments issued by foreign	—	—	—	—	—	—	—	7,286	—	—	—	—	—	—	—	7,286
Subtotal	—	—	—	—	—	—	—	7,286	—	—	—	—	—	—	—	7,286
Total	—	—	216,212	87,667	52	4	—	7,338	—	—	—	—	—	—	216,264	95,009

Schedule of borrowings from financial institutions
	2022	2021
	MCh$	MCh$
Domestic banks
Banco Santander	2,699	—
Subtotal domestic banks	2,699	—

Foreign banks
Foreign trade financing
Wells Fargo Bank	231,311	145,070
Bank of Nova Scotia	142,787	—
HSBC	85,153	—
Standard Chartered Bank	81,828	4,990
Bank of America	80,509	43,925
Bank of New York Mellon	77,846	17,055
Citibank N.A. United State	69,810	70,590
Industrial and Commercial Bank of China	1,280	—
Commerzbank AG	348	1,782
Bank of Tokyo	—	412
Sumitomo Mitsui Banking	—	42,641

Borrowings and other obligations
Wells Fargo Bank	149,944	133,692
Citibank N.A. United Kingdom	108,017	48,120
Standard Chartered Bank	14,281	211
Deutsche Bank AG	3,179	—
Commerzbank AG	110	568
Citibank N.A. United State	—	4,173
Others	53	176
Subtotal foreign banks	1,046,456	513,405

Chilean Central Bank (*)	4,348,521	4,348,460

Total	5,397,676	4,861,865

(*)	Financing provided by the Central Bank of Chile to deliver liquidity to the economy and support the flow of credit to households and companies, among which are the Loan Increase Conditional Credit Facility program (FCIC by its Spanish initials) and the Liquidity Credit Line (LCL).

Schedule of composition of debt financial instruments issued
	2022	2021
	MCh$	MCh$
Letters of credit
Letters of credit for housing	2,328	4,005
Letters of credit for general purposes	49	109

Bonds
Current Bonds	9,265,570	8,557,281
Mortgage bonds	—	—
Total	9,267,947	8,561,395

Schedule of short-term bonds
Counterparty	Currency	Amount MCh$	Annual interest rate %	Issued date	Maturity date
Wells Fargo Bank	USD	17,065	1.61	05/18/2022	08/16/2022
Wells Fargo Bank	USD	41,944	1.61	05/19/2022	08/17/2022
Citibank N.A.	USD	8,379	2.25	05/20/2022	11/21/2022
Citibank N.A.	USD	5,028	1.60	05/20/2022	08/22/2022
Wells Fargo Bank	USD	28,702	2.35	06/06/2022	12/06/2022
Citibank N.A.	USD	1,652	2.25	06/09/2022	12/09/2022
Wells Fargo Bank	USD	85,779	5.40	12/13/2022	06/12/2023
Wells Fargo Bank	USD	26,700	5.00	12/19/2022	03/16/2023
Total as of December 31, 2022		215,249

Counterparty	Currency	Amount MCh$	Annual interest rate %	Issued date	Maturity date
Wells Fargo Bank	USD	72,240	0.23	20/01/2021	20/04/2021
Wells Fargo Bank	USD	36,736	0.38	09/02/2021	04/02/2022
Citibank N.A.	USD	36,736	0.28	09/02/2021	02/08/2021
Wells Fargo Bank	USD	35,700	0.26	25/02/2021	24/08/2021
Citibank N.A.	USD	71,400	0.23	25/02/2021	01/06/2021
Wells Fargo Bank	USD	35,700	0.26	25/02/2021	26/08/2021
Citibank N.A.	USD	36,295	0.34	04/03/2021	03/09/2021
Citibank N.A.	USD	72,589	0.34	04/03/2021	07/09/2021
Wells Fargo Bank	USD	18,147	0.25	04/03/2021	01/06/2021
Wells Fargo Bank	USD	78,814	0.25	08/09/2021	01/06/2022
Citibank N.A.	USD	78,873	0.23	10/09/2021	10/03/2022
Wells Fargo Bank	USD	39,436	0.25	10/09/2021	08/06/2022
Citibank N.A.	USD	78,413	0.23	13/09/2021	17/03/2022
Wells Fargo Bank	USD	4,283	0.28	15/09/2021	14/09/2022
Citibank N.A.	USD	3,073	0.28	22/09/2021	16/09/2022
Total as of December 31, 2021		698,435

Schedule of long-term current bonds
Serie	Currency	Amount MCh$	Terms Years	Annual interest rate %	Issued date	Maturity date
BCHIBS0815	UF	15,707	14	3.00	01/05/2022	01/05/2036
BCHIBS0815	UF	15,719	14	3.06	01/20/2022	01/20/2036
BCHICF0815	UF	65,738	17	2.65	03/01/2022	03/01/2039
BCHICP0815	UF	65,883	19	2.80	03/01/2022	03/01/2041
BCHIBS0815	UF	32,583	14	2.60	03/17/2022	03/17/2036
BCHICQ1015	UF	69,443	19	3.20	11/02/2022	11/02/2041
BCHICN0815	UF	69,802	19	3.20	11/02/2022	11/02/2041
BCHICO1215	UF	70,178	19	3.20	11/02/2022	11/02/2041
BCHICK0815	UF	73,568	18	3.20	11/14/2022	11/14/2040
BCHICM1215	UF	18,618	18	3.20	11/18/2022	11/18/2040
BCHIDV1116	UF	9,305	11	4.40	11/21/2022	11/21/2033
BCHIDV1116	UF	37,271	11	4.40	11/22/2022	11/22/2033
BCHIBU0815	UF	20,003	14	3.00	12/02/2022	12/02/2036
BCHIDU0716	UF	36,536	11	4.40	12/02/2022	12/02/2033
BCHICM1215	UF	9,453	18	3.20	12/05/2022	12/05/2040
BCHICM1215	UF	46,318	18	3.20	12/07/2022	12/07/2040
BCHICL1015	UF	74,421	18	3.20	12/07/2022	12/07/2040
BCHIGJ0522	UF	141,320	13	2.70	12/07/2022	12/07/2035
BCHICJ1215	UF	25,912	18	3.20	12/12/2022	12/12/2040
BCHICJ1215	UF	48,099	18	3.20	12/13/2022	12/13/2040
BCHIGK1221	UF	143,020	14	2.70	12/22/2022	12/22/2036
Subtotal UF		1,088,897

BONO PEN	PEN	51,670	20	8.65	03/09/2022	03/09/2042
Subtotal others currency		51,670
Total as of December 31, 2022		1,140,567

Series	Currency	Amount MCh$	Terms Years	Annual issue rate %	Issue date	Maturity date
BCHIER1117	UF	109,889	6	3.68	22/10/2021	22/10/2027
BCHICD0815	UF	58,658	9	3.59	25/10/2021	25/10/2030
BCHIEU0917	UF	109,363	7	3.70	25/10/2021	25/10/2028
Subtotal UF		277,910

BONO JPY	JPY	36,097	10	0.70	17/08/2021	17/08/2031
BONO AUD	AUD	31,203	10	Rate BBSW+1.38 pb	12/08/2021	12/08/2031
BONO CHF	CHF	115,483	5	0.32	14/10/2021	14/10/2026
BONO USD	USD	82,543	5	2.22	17/11/2021	17/11/2026
BONO USD	USD	419,345	10	2.99	07/12/2021	07/12/2031
Subtotal Others currency		684,671
Total as of December 31, 2021		962,581

Schedule of other financial obligations
	2022	2021
	MCh$	MCh$
Other Chilean financial obligations	343,927	249,782
Other financial obligations with the Public sector	103	223
Total	344,030	250,005